Document and Entity Information	Sep. 30, 2015
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2015
Registrant Name	FIRST INVESTORS INCOME FUNDS
Central Index Key	0000740967
Amendment Flag	false
Document Creation Date	Sep. 29, 2016
Document Effective Date	Sep. 29, 2016
Prospectus Date	Jan. 31, 2016